Intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated amortization	$ (3,972)	$ (2,663)	$ (1,261)
Intangible assets, net	22,579	23,888
Proprietary technology [Member]
Finite-Lived Intangible Assets, Gross	26,179	26,179
Production Backlog [Member]
Finite-Lived Intangible Assets, Gross	$ 372	$ 372